UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: August 31,2007
                         --------------

Date of reporting period: November 30,2006
                          ----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 11/30/06 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

  Principal                                                                                              Maturity
    Amount                                                                                   Rate          Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS  (11.1%)

$    1,000,000  U.S. Treasury Notes                                                          4.63%       11/15/09    $    1,003,516
     1,000,000  U.S. Treasury Notes                                                          4.13         8/15/10           988,515
     2,000,000  U.S. Treasury Notes                                                          4.63        10/31/11         2,015,156
     1,000,000  U.S. Treasury Notes                                                          4.00        11/15/12           978,711
     1,000,000  U.S. Treasury Notes                                                          4.00         2/15/14           972,774
     1,062,780  U.S. Treasury Notes (1)                                                      1.63         1/15/15         1,019,979
     1,000,000  U.S. Treasury Notes                                                          4.50        11/15/15         1,003,282
     1,000,000  U.S. Treasury Notes                                                          8.75         5/15/17         1,349,922
     1,000,000  U.S. Treasury Notes                                                          6.25         8/15/23         1,182,657
--------------                                                                                                       --------------
    10,062,780  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $10,414,356)                                                                                     10,514,512
                                                                                                                     --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (80.0%)

                FEDERAL FARM CREDIT BANK (6.5%)
     1,000,000  Federal Farm Credit Bank                                                     6.82         3/16/09         1,044,039
     1,000,000  Federal Farm Credit Bank                                                     4.85        10/25/12         1,006,937
     1,000,000  Federal Farm Credit Bank                                                     5.30         6/22/15           979,699
     3,000,000  Federal Farm Credit Bank                                                     5.70          7/3/17         3,178,830
--------------                                                                                                       --------------
     6,000,000  TOTAL FEDERAL FARM CREDIT BANK
                  (Cost $6,138,310)                                                                                       6,209,505
                                                                                                                     --------------
                FEDERAL HOME LOAN BANK (16.1%)
       500,000  Federal Home Loan Bank                                                       3.50        11/15/07           492,940
     1,000,000  Federal Home Loan Bank                                                       4.00         3/10/08           989,224
     3,000,000  Federal Home Loan Bank                                                       4.43          4/7/08         2,983,992
     1,000,000  Federal Home Loan Bank                                                       4.25         5/16/08           992,525
     1,000,000  Federal Home Loan Bank                                                       4.10         6/13/08           990,253
     1,000,000  Federal Home Loan Bank                                                       5.25        11/14/08         1,008,008
     1,000,000  Federal Home Loan Bank                                                       6.21          6/2/09         1,034,425
     1,000,000  Federal Home Loan Bank                                                       5.38         7/17/09         1,016,011
     1,000,000  Federal Home Loan Bank                                                       4.38         3/17/10           990,204
     1,000,000  Federal Home Loan Bank                                                       4.38         9/17/10           989,618
     3,000,000  Federal Home Loan Bank                                                       7.45          2/3/20         3,782,637
--------------                                                                                                       --------------
    14,500,000  TOTAL FEDERAL HOME LOAN BANK
                  (Cost $14,954,588)                                                                                     15,269,837
                                                                                                                     --------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION (31.9%)
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.25         7/15/09           989,154
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.00        12/15/09           980,812
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.13         7/12/10           981,715
     1,000,000  Federal Home Loan Mortgage Corporation                                       5.25         7/18/11         1,022,537
     1,500,000  Federal Home Loan Mortgage Corporation                                       5.50         9/15/11         1,550,620
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.50         5/14/12           977,453
     1,000,000  Federal Home Loan Mortgage Corporation                                       5.13         7/15/12         1,020,174
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.75          5/6/13           976,284
     2,000,000  Federal Home Loan Mortgage Corporation                                       4.50         7/15/13         1,975,686
     1,863,376  Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB      5.50         8/15/13         1,868,364
       837,179  Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA      5.00         8/15/15           834,351
     1,000,000  Federal Home Loan Mortgage Corporation                                       4.75         1/19/16         1,000,213
        25,855  Federal Home Loan Mortgage Corporation Gold PC Pool #E92226                  5.00         11/1/17            25,669
       430,578  Federal Home Loan Mortgage Corporation Gold PC Pool #E93499                  5.00         12/1/17           427,491
        28,918  Federal Home Loan Mortgage Corporation Gold PC Pool #E92829                  5.00         12/1/17            28,710
       685,108  Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC      4.50        12/15/17           670,156
        29,494  Federal Home Loan Mortgage Corporation Gold PC Pool #E98960                  5.00          9/1/18            29,283
        59,486  Federal Home Loan Mortgage Corporation Gold PC Pool #B12822                  5.00          3/1/19            59,061
        64,638  Federal Home Loan Mortgage Corporation Gold PC Pool #B17398                  4.50         12/1/19            62,946

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

  Principal                                                                                              Maturity
    Amount                                                                                   Rate          Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
$      467,659  Federal Home Loan Mortgage Corporation Gold PC Pool #G18044                  4.50%         3/1/20    $      455,087
       263,396  Federal Home Loan Mortgage Corporation Gold PC Pool #B18034                  4.50          4/1/20           256,316
        69,483  Federal Home Loan Mortgage Corporation Gold PC Pool #J00118                  5.00         10/1/20            68,834
       680,245  Federal Home Loan Mortgage Corporation Gold PC Pool #J00139                  5.00         10/1/20           673,891
        66,156  Federal Home Loan Mortgage Corporation Gold PC Pool #G11986                  5.00          4/1/21            65,527
        82,211  Federal Home Loan Mortgage Corporation Gold PC Pool #G12319                  5.00          6/1/21            81,443
       250,037  Federal Home Loan Mortgage Corporation Gold PC Pool #J03233                  5.00          8/1/21           247,659
     1,891,138  Federal Home Loan Mortgage Corporation Gold PC Pool #G12381                  5.00          9/1/21         1,873,474
       965,821  Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA      5.00         6/15/22           959,333
       888,744  Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC      5.00         9/15/22           886,299
       692,163  Federal Home Loan Mortgage Corporation Gold PC Pool #C90684                  4.50          5/1/23           668,068
     1,006,029  Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE      5.50         7/15/24         1,011,601
     1,000,000  Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE      5.00        11/15/28           991,561
     1,000,000  Federal Home Loan Mortgage Corporation                                       6.75         3/15/31         1,262,265
       635,297  Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA      3.50         9/15/31           603,538
       475,757  Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR      4.25         6/15/32           463,550
     1,788,772  Federal Home Loan Mortgage Corporation Gold PC Pool #C77717                  6.00          3/1/33         1,815,059
     1,060,955  Federal Home Loan Mortgage Corporation Gold PC Pool #A29526                  5.00          1/1/35         1,037,569
       597,775  Federal Home Loan Mortgage Corporation Gold PC Pool #A29633                  5.00          1/1/35           584,598
       747,098  Federal Home Loan Mortgage Corporation  Pool #783022 (2)                     4.42          2/1/35           738,766
--------------                                                                                                       --------------
    30,153,368  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $30,152,727)                                          30,225,117
                                                                                                                     --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.1%)
        48,588  Federal National Mortgage Association Pool #254243                           6.00          2/1/09            48,962
       106,081  Federal National Mortgage Association Pool #254273                           5.00          3/1/09           105,962
     1,000,000  Federal National Mortgage Association                                        4.50         2/15/11           993,781
       352,711  Federal National Mortgage Association Pool #255325                           4.50          7/1/11           346,580
     1,000,000  Federal National Mortgage Association                                        5.00         4/16/15           983,174
       150,782  Federal National Mortgage Association Pool #511823                           5.50          5/1/16           152,066
       120,969  Federal National Mortgage Association Pool #615289                           5.50         12/1/16           121,999
       344,484  Federal National Mortgage Association Pool #622373                           5.50         12/1/16           347,418
       162,524  Federal National Mortgage Association Pool #631328                           5.50          2/1/17           163,825
       249,165  Federal National Mortgage Association Pool #623503                           6.00          2/1/17           254,013
        22,294  Federal National Mortgage Association Pool #643277                           5.50          4/1/17            22,472
        22,972  Federal National Mortgage Association Pool #638247                           5.50          5/1/17            23,155
       439,786  Federal National Mortgage Association Pool #254684                           5.00          3/1/18           436,894
       138,492  Federal National Mortgage Association Pool #685183                           5.00          3/1/18           137,581
       153,246  Federal National Mortgage Association Pool #703936                           5.00          5/1/18           152,238
       236,684  Federal National Mortgage Association Pool #703617                           5.00          7/1/18           235,128
       675,135  Federal National Mortgage Association Pool #790984                           5.00          7/1/19           670,013
       733,078  Federal National Mortgage Association Pool #786915                           5.00          8/1/19           727,517
       918,993  Federal National Mortgage Association Pool #844207                           5.00         11/1/20           911,028
       481,142  Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA    4.25         3/25/22           467,882
       446,124  Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC    5.00         3/25/23           441,465
       224,739  Federal National Mortgage Association Pool #412682                           6.00          3/1/28           228,513
        66,175  Federal National Mortgage Association Pool #424691                           6.50          4/1/28            68,088
       190,917  Federal National Mortgage Association Pool #425239                           6.50          4/1/28           196,434
     1,000,000  Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB   5.00         4/25/30           987,115
     1,000,000  Federal National Mortgage Association                                        7.25         5/15/30         1,325,401
     1,000,000  Federal National Mortgage Association                                        6.63        11/15/30         1,242,364
         1,434  Federal National Mortgage Association Pool #568625                           7.50          1/1/31             1,497
       102,150  Federal National Mortgage Association Pool #571090                           7.50          1/1/31           106,590
         1,931  Federal National Mortgage Association Pool #573935                           7.50          3/1/31             2,015
        60,916  Federal National Mortgage Association Pool #629297                           6.50          2/1/32            62,546
       514,166  Federal National Mortgage Association Pool #626440                           7.50          2/1/32           535,567
        77,707  Federal National Mortgage Association Pool #634996                           6.50          5/1/32            79,690
        97,482  Federal National Mortgage Association Pool #254383                           7.50          6/1/32           101,539
       389,374  Federal National Mortgage Association Pool #254476                           5.50          9/1/32           389,061
        11,382  Federal National Mortgage Association Pool #688539                           5.50          3/1/33            11,369

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

  Principal                                                                                              Maturity
    Amount                                                                                   Rate          Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
$      524,092  Federal National Mortgage Association Pool #650386                           5.00%         7/1/33    $      513,433
       566,540  Federal National Mortgage Association Pool #726889                           5.50          7/1/33           565,887
       562,823  Federal National Mortgage Association Pool #759028                           5.50          1/1/34           562,175
       279,887  Federal National Mortgage Association Pool #761913                           5.50          2/1/34           279,421
       290,145  Federal National Mortgage Association Pool #763393                           5.50          2/1/34           289,811
       277,843  Federal National Mortgage Association Pool #769862                           5.50          2/1/34           277,380
        30,641  Federal National Mortgage Association Pool #769682                           5.00          3/1/34            30,000
        25,600  Federal National Mortgage Association Pool #778141                           5.00          5/1/34            25,065
       446,384  Federal National Mortgage Association Pool #773586                           5.50          6/1/34           445,640
       536,090  Federal National Mortgage Association Pool #255311                           6.00          7/1/34           542,808
        29,959  Federal National Mortgage Association Pool #258149                           5.50          9/1/34            29,910
         4,479  Federal National Mortgage Association Pool #789150                           5.00         10/1/34             4,385
       741,662  Federal National Mortgage Association Pool #255496                           5.00         11/1/34           726,157
        80,792  Federal National Mortgage Association Pool #797154                           5.50         11/1/34            80,657
       184,116  Federal National Mortgage Association Pool #801063                           5.50         11/1/34           183,809
       303,413  Federal National Mortgage Association Pool #803675                           5.50         12/1/34           302,908
       402,756  Federal National Mortgage Association Pool #804683                           5.50         12/1/34           402,085
       779,894  Federal National Mortgage Association Pool #815813 (2)                       4.58          2/1/35           773,874
        56,730  Federal National Mortgage Association Pool #255580                           5.50          2/1/35            56,636
       755,969  Federal National Mortgage Association Pool #735224                           5.50          2/1/35           755,098
       982,991  Federal National Mortgage Association Pool #896016                           6.00          8/1/36           993,997
       998,069  Federal National Mortgage Association Pool #901561                           5.50         10/1/36           994,768
--------------                                                                                                       --------------
    21,402,498  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (Cost $21,771,186)                                                                                     21,916,846
                                                                                                                     --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.4%)
       254,370  Government National Mortgage Association Pool #003645                        4.50        12/20/19           248,302
        14,296  Government National Mortgage Association Pool #541349                        6.00         4/15/31            14,555
        27,556  Government National Mortgage Association Pool #557681                        6.00         8/15/31            28,055
       182,267  Government National Mortgage Association Pool #548880                        6.00        12/15/31           185,570
       145,167  Government National Mortgage Association Pool #551762                        6.00         4/15/32           147,779
        60,761  Government National Mortgage Association Pool #582415                        6.00        11/15/32            61,854
       326,458  Government National Mortgage Association Pool #604485                        6.00         7/15/33           332,209
       203,909  Government National Mortgage Association Pool #622603                        6.00        11/15/33           207,501
        10,276  Government National Mortgage Association Pool #429786                        6.00        12/15/33            10,457
       465,616  Government National Mortgage Association Pool #605025                        6.00         2/15/34           473,658
        11,272  Government National Mortgage Association Pool #626480                        6.00         2/15/34            11,466
       114,910  Government National Mortgage Association Pool #610944                        5.50         4/15/34           115,212
       130,560  Government National Mortgage Association Pool #605245                        5.50         6/15/34           130,903
       303,937  Government National Mortgage Association Pool #583008                        5.50         6/15/34           304,735
--------------                                                                                                       --------------
     2,251,355  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (Cost $2,284,509)                                                                                       2,272,256
                                                                                                                     --------------
    74,307,221  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $75,301,320)                                                                                     75,893,561
--------------                                                                                                       --------------
    84,370,001  TOTAL INVESTMENT SECURITIES  (91.1%)
                  (Cost $85,715,676)                                                                                     86,408,073
--------------                                                                                                       --------------

REPURCHASE AGREEMENTS (3) (9.3%)
     4,500,000  With Morgan Stanley & Co., 5.16%, dated 11/30/06, due 12/1/06, delivery value $4,500,645
                (collateralized by $4,520,000 U.S. Treasury Notes 4.375%, due 12/15/10 with a value of $4,598,764)        4,500,000

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

  Principal
    Amount                                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
$    4,300,000  With UBS Securities, LLC, 5.16%, dated 11/30/06, due 12/1/06, delivery value $4,300,616
                  (collateralized by $3,663,000 U.S. Treasury Notes 6.25%, due 8/15/23, with a value of $4,396,347)  $    4,300,000
--------------                                                                                                       --------------
     8,800,000  TOTAL REPURCHASE AGREEMENTS
                  (Cost $8,800,000)                                                                                       8,800,000
                                                                                                                     --------------
                EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-0.4%)                                                  (377,263)
                                                                                                                     --------------
                NET ASSETS  (100.0%)                                                                                 $   94,830,810
                                                                                                                     --------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                  ($94,830,810/8,225,613 shares outstanding)                                                         $        11.53
                                                                                                                     --------------

(1)   Treasury Inflation Protected Security (TIPS).
(2)   Adjustable rate security. The rate shown is as of November 30, 2006.
(3) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/(depreciation) as of November 30, 2006 was as follows:

                                                                  Total Net
                                                                  Unrealized
Total Cost            Appreciation            Depreciation        Appreciation
--------------------------------------------------------------------------------
$94,515,676           $1,446,510              $(754,113)          $692,397

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    1/17/07
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    1/17/07
         ------------------------